UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620th Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

FORM N-Q

MARCH 31, 2016

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited)	March 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.8%
CONSUMER DISCRETIONARY - 14.6%
Media - 11.3%
DISH Network Corp., Class A Shares	138,914	$6,426,162	*
SES, FDR	96,349	2,815,638	(a)
Time Warner Cable Inc.	42,107	8,615,934
Time Warner Inc.	108,654	7,882,848
Twenty-First Century Fox Inc., Class B Shares	217,088	6,121,881

Total Media		31,862,463

Multiline Retail - 1.8%
Target Corp.	63,007	5,184,216

Specialty Retail - 1.5%
Home Depot Inc.	31,958	4,264,156

TOTAL CONSUMER DISCRETIONARY		41,310,835

CONSUMER STAPLES - 10.7%
Beverages - 1.0%
Anheuser-Busch InBev NV, ADR	22,913	2,856,335

Food & Staples Retailing - 3.7%
CVS Health Corp.	100,137	10,387,211

Household Products - 1.7%
Kimberly-Clark Corp.	34,748	4,673,954

Tobacco - 4.3%
Philip Morris International Inc.	72,040	7,067,844
Reynolds American Inc.	102,616	5,162,611

Total Tobacco		12,230,455

TOTAL CONSUMER STAPLES		30,147,955

ENERGY - 10.7%
Energy Equipment & Services - 4.5%
Halliburton Co.	148,856	5,317,136
National-Oilwell Varco Inc.	95,241	2,961,995
Schlumberger Ltd.	61,570	4,540,788

Total Energy Equipment & Services		12,819,919

Oil, Gas & Consumable Fuels - 6.2%
Chevron Corp.	52,293	4,988,752
Exxon Mobil Corp.	71,102	5,943,416
Royal Dutch Shell PLC, ADR, Class A Shares	42,124	2,040,908
Suncor Energy Inc.	163,726	4,553,220

Total Oil, Gas & Consumable Fuels		17,526,296

TOTAL ENERGY		30,346,215

FINANCIALS - 23.3%
Banks - 10.2%
Citigroup Inc.	87,931	3,671,119
JPMorgan Chase & Co.	162,106	9,599,917
U.S. Bancorp	164,123	6,661,753
Wells Fargo & Co.	181,067	8,756,400

Total Banks		28,689,189

Capital Markets - 2.4%
Bank of New York Mellon Corp.	80,459	2,963,305
State Street Corp.	67,875	3,972,045

Total Capital Markets		6,935,350

Consumer Finance - 4.1%
American Express Co.	83,538	5,129,233
Capital One Financial Corp.	43,684	3,027,738
Synchrony Financial	122,450	3,509,417	*

Total Consumer Finance		11,666,388

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	SHARES	VALUE
Insurance - 5.2%
Marsh & McLennan Cos. Inc.	76,310	$4,638,885
MetLife Inc.	65,065	2,858,956
Progressive Corp.	61,152	2,148,881
Travelers Cos. Inc.	42,784	4,993,321

Total Insurance		14,640,043

Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp.	37,927	3,882,587

TOTAL FINANCIALS		65,813,557

HEALTH CARE - 11.5%
Biotechnology - 1.8%
Amgen Inc.	34,171	5,123,258

Health Care Providers & Services - 3.1%
Anthem Inc.	41,938	5,828,963
UnitedHealth Group Inc.	22,270	2,870,603

Total Health Care Providers & Services		8,699,566

Pharmaceuticals - 6.6%
Johnson & Johnson	46,494	5,030,651
Merck & Co. Inc.	120,641	6,383,115
Novartis AG, ADR	32,758	2,372,989
Teva Pharmaceutical Industries Ltd., ADR	88,447	4,732,799

Total Pharmaceuticals		18,519,554

TOTAL HEALTH CARE		32,342,378

INDUSTRIALS - 9.0%
Aerospace & Defense - 4.3%
Honeywell International Inc.	67,810	7,598,111
United Technologies Corp.	44,794	4,483,879

Total Aerospace & Defense		12,081,990

Industrial Conglomerates - 2.6%
General Electric Co.	232,963	7,405,894

Machinery - 2.1%
Illinois Tool Works Inc.	56,894	5,828,221

TOTAL INDUSTRIALS		25,316,105

INFORMATION TECHNOLOGY - 10.4%
Communications Equipment - 1.7%
Motorola Solutions Inc.	64,106	4,852,824

Electronic Equipment, Instruments & Components - 1.7%
TE Connectivity Ltd.	76,412	4,731,431

IT Services - 2.2%
International Business Machines Corp.	13,934	2,110,304
Xerox Corp.	372,691	4,159,232

Total IT Services		6,269,536

Software - 3.3%
Microsoft Corp.	91,281	5,041,450
Nuance Communications Inc.	220,839	4,127,481	*

Total Software		9,168,931

Technology Hardware, Storage & Peripherals - 1.5%
EMC Corp.	163,780	4,364,737

TOTAL INFORMATION TECHNOLOGY		29,387,459

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	SHARES	VALUE
MATERIALS - 4.9%
Chemicals - 0.9%
Air Products & Chemicals Inc.	18,090	$2,605,865

Construction Materials - 1.3%
Martin Marietta Materials Inc.	23,564	3,758,694

Containers & Packaging - 1.6%
Crown Holdings Inc.	92,433	4,583,752	*

Metals & Mining - 1.1%
Freeport-McMoRan Inc.	290,168	3,000,337

TOTAL MATERIALS		13,948,648

UTILITIES - 1.7%
Multi-Utilities - 1.7%
Sempra Energy	45,599	4,744,576

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $176,377,571)		273,357,728

	RATE
SHORT-TERM INVESTMENTS - 2.8%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $7,894,248)	0.447%	7,894,248	7,894,248

TOTAL INVESTMENTS - 99.6% (Cost - $184,271,819#)			281,251,976
Other Assets in Excess of Liabilities - 0.4%			1,264,456

TOTAL NET ASSETS - 100.0%			$282,516,432

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
FDR	— Fiduciary Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Large Cap Value Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks:†
Consumer Discretionary	$38,495,197	$2,815,638	—	$41,310,835
Other Common Stocks	232,046,893	—	—	232,046,893

Total Long-Term Investments	$270,542,090	$2,815,638	—	$273,357,728

Short-Term Investments†	7,894,248	—	—	7,894,248

Total Investments	$278,436,338	$2,815,638	—	$281,251,976

†	See Schedule of Investments for additional detailed categorizations.

For the period ended March 31, 2016, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Portfolio’s policy is to recognize transfers between levels as of the end of the reporting period. At March 31, 2016, securities valued at $2,815,638 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At March 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$103,434,548
Gross unrealized depreciation	(6,454,391)

Net unrealized appreciation	$96,980,157

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 20, 2016